Restricted Cash	6 Months Ended
Jun. 30, 2026
Restricted Cash [Abstract]
RESTRICTED CASH

4. RESTRICTED CASH

Restricted cash was HK$15,023,582 and HK$4,741,909 (US$604,681) as of December 31, 2025 and June 30, 2026, respectively. The restricted cash represented deposits pledged to Bank of Ningbo Co., Ltd and Bank of China to principally secure the Group’s bills payable which has a maximum length of eight months.